Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

			Unappropriated		Net Income		Retained
	Legal Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2022	Ps.	2,139,007	Ps.	80,023,355	Ps.	6,055,826	Ps.	88,218,188
Appropriation of net income relating to 2021		—		6,055,826		(6,055,826)		—
Dividends		—		(1,053,392)		—		(1,053,392)
Sale of repurchased shares		—		(3,080,729)		—		(3,080,729)
Cancellation of sale of shares		—		246,658		—		246,658
Share-based compensation		—		2,009,304		—		2,009,304
Other		—		1,650		—		1,650
Net income attributable to stockholders of the Company		—		—		44,712,180		44,712,180
Balance at December 31, 2022		2,139,007		84,202,672		44,712,180		131,053,859
Appropriation of net income relating to 2022		—		44,712,180		(44,712,180)		—
Dividends		—		(1,027,354)		—		(1,027,354)
Sale of repurchased shares		—		(692,062)		—		(692,062)
Cancellation of sale of shares		—		79,196		—		79,196
Share-based compensation		—		748,500		—		748,500
Shares cancellation		—		(1,339,107)		—		(1,339,107)
Net loss attributable to stockholders of the Company		—		—		(8,422,730)		(8,422,730)
Balance at December 31, 2023	Ps.	2,139,007	Ps.	126,684,025	Ps.	(8,422,730)	Ps.	120,400,302

Schedule of accumulated other comprehensive income

							Exchange		Remeasurement		Derivative		Share of
					Warrants		Differences on		of Post-		Financial		Income
			Other		Exercised for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Common Stock		Foreign		Benefit		Cash Flow		and Joint
	Fund		Instruments (1)		of UHI (2)		Operations		Obligations		Hedges		Ventures		Income Taxes		Total
Accumulated at January 1, 2022	Ps.	1,505,142	Ps.	515,047	Ps.	(23,602,220)	Ps.	934,473	Ps.	(1,058,754)	Ps.	12,093	Ps.	109,266	Ps.	7,962,961	Ps.	(13,621,992)
Changes in other comprehensive (loss) or income		(131,957)		(906,658)		—		(124,179)		150,343		395,807		4,245,546		(830,788)		2,798,114
Accumulated at December 31, 2022		1,373,185		(391,611)		(23,602,220)		810,294		(908,411)		407,900		4,354,812		7,132,173		(10,823,878)
Changes in other comprehensive (loss) or income		(741)		(698,903)		—		(711,843)		81,616		(287,536)		4,278,531		(1,704,039)		957,085
Accumulated at December 31, 2023	Ps.	1,372,444	Ps.	(1,090,514)	Ps.	(23,602,220)	Ps.	98,451	Ps.	(826,795)	Ps.	120,364	Ps.	8,633,343	Ps.	5,428,134	Ps.	(9,866,793)

(1)	On January 31, 2022, the Group disposed of its investment in other equity instruments, in connection with the closing of the TelevisaUnivision Transaction.
(2)	On December 29, 2020, the Group exercised its former investment in warrants issued by UHI, the predecessor company of TelevisaUnivision (formerly known as UH II.), for common stock of UHI.